Acquisition of Subsidiaries: Schedule of Assets Acquired and Liabilities Assumed (1) (Tables)	9 Months Ended
Sep. 30, 2013
Tables/Schedules
Schedule of Assets Acquired and Liabilities Assumed (1)

Purchase Price	Shares	Price	Total
IPS Power Engineering, Inc. and Global Renewable Energy Group, Inc.	15,500,000	$2.84	$44,035,500

Total Purchase Price			44,035,500
Tangible Assets Acquired			-
Total Liabilities Assumed			-
Cost of Construction in Progress			$44,035,000